Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Repayment schedule [Abstract]
Project debt	$ 5,533,760	$ 5,533,760		$ 5,475,208
Repayments of project debt		70,147	$ 306,198
Abengoa [Member] | Solana [Member]
Repayment schedule [Abstract]
Repayments of project debt	52,500	52,500		$ 42,500
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Interest repayment	72,823	72,823
Nominal repayment	214,802	214,802
Between January and March 2019 [Member]
Repayment schedule [Abstract]
Project debt	15,703	15,703
Between April and December 2019 [Member]
Repayment schedule [Abstract]
Project debt	234,554	234,554
2020 [Member]
Repayment schedule [Abstract]
Project debt	268,770	268,770
2021 [Member]
Repayment schedule [Abstract]
Project debt	284,586	284,586
2022 [Member]
Repayment schedule [Abstract]
Project debt	318,324	318,324
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 4,124,198	$ 4,124,198